PELP Acquisition Transfer of Consideration (Q1) (Details) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 08, 2017 $ / shares	Nov. 07, 2017 $ / shares	Oct. 04, 2017 $ / shares
Business Acquisition [Line Items]
Number of real estate properties	237	236		236
Fair value of Operating Partnership units ("OP units") issued				$ 401,630
Fair value per unit | $ / shares							$ 11.00	$ 10.20	$ 10.20
Acquisition related costs				15,713	$ 0	$ 0
Phillips Edison Limited Partnership
Business Acquisition [Line Items]
Number of real estate properties									76
Fair value of Operating Partnership units ("OP units") issued	$ 401,630			401,630
Corporate debt	432,091			432,091
Mortgages and notes payable	72,649			72,649
Cash payments	30,420			30,420
Fair value of earn-out	38,000			38,000
Total consideration	974,790			974,790
PELP debt repaid by the Company on the transaction date	(432,091)			(432,091)
Net consideration	$ 542,699			542,699
PELP transaction, OP units issued and issuable, shares | shares		39.4
Fair value per unit | $ / shares									$ 10.20
Post-transaction shareholder ownership percentage									80.60%
Post-transaction PELP shareholder ownership percentage									19.40%
Acquisition related costs			$ 1,600	$ 17,000	$ 1,300
Phillips Edison Limited Partnership | OP Units
Business Acquisition [Line Items]
PELP transaction, OP units issued and issuable, shares | shares	12.5	12.5